Significant Accounting Policies, Leases (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Deferred rent liability	$ 2,598	$ 2,361
Deferred rent liability, current	99	179
Deferred rent liability, non current	2,499	2,182
Other long-term liability associated with landlord incentives for leasehold improvements	$ 4,794	$ 5,181